Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Long-term Debt

		As at December 31
	2025	2024
Syndicated credit facility	$9.0	$225.0
Senior unsecured notes
8.125% $175.0 million, maturing December 3, 2030	175.0	-
11.95% $80.8 million, maturing July 27, 2027	-	114.2
Total	184.0	339.2
Unamortized discount of senior unsecured notes	-	(1.1)
Deferred financing costs	(4.1)	(2.7)
Total long-term debt	$179.9	$335.4

Current portion	$-	$3.0
Non-current portion	$179.9	$332.4

Detailed Information About In Financing Expense

Financing expense consists of the following:

	Year ended December 31
	2025	2024
Interest	$22.1	$31.9
Accretion on decommissioning liability	12.2	16.5
Accretion on office lease provision	-	0.3
Accretion on discount of senior unsecured notes	0.4	0.5
Accretion on lease liabilities	0.4	0.6
Loss on repurchased/redeemed senior unsecured notes	5.3	0.1
Deferred financing costs	1.7	2.3
Financing	$42.1	$52.2